Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The Company's unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). As permitted under these rules, certain footnotes or other financial information that are normally required by GAAP have been condensed or omitted.

The accompanying interim balance sheet as of March 31, 2018, the statements of operations and comprehensive loss for the three months ended March 31, 2018 and 2017, the statement of cash flows for the three months ended March 31, 2018 and 2017 and the related footnote disclosures are unaudited. In management's opinion, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, which include all normal recurring adjustments necessary for the fair presentation of the interim financial statements. The results for the three months ended March 31, 2018 are not necessarily indicative of the results expected for the full fiscal year.

The Company has historically existed and functioned as part of the consolidated businesses of the Predecessor Company. As noted above, the Predecessor Company's setmelanotide and the MC4R agonist program were transferred to the Company as part of the Corporate Reorganization on March 21, 2013. These financial statements include the results of operations of setmelanotide and the MC4R agonist program from its inception.

On September 22, 2017, the Company's board of directors approved a 1-for-9.17 reverse stock split of the Company's issued and outstanding shares of common stock. All share and per share amounts in the financial statements have been retrospectively adjusted for all periods presented to give effect of the reverse stock split.

On October 5, 2017, the Company filed an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to increase its authorized number of shares of common stock to 120,000,000 shares of common stock, $0.001 par value per share and 10,000,000 shares of preferred stock, $0.001 par value per share.

On October 10, 2017 the Company completed its initial public offering (“IPO”) of 8,107,500 shares of common stock at an offering price of $17.00 per share, which included the exercise in full by the underwriters of their option to purchase up to 1,057,500 additional shares of common stock. The Company received gross proceeds of approximately $137,828 or net proceeds of $125,658 after deducting underwriting discounts, commissions and estimated offering expenses. In connection with the IPO, the Company’s outstanding shares of convertible preferred stock were automatically converted into 17,406,338 shares of common stock.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company bases its estimates on historical experience and other market‑specific or other relevant assumptions that it believes to be reasonable under the circumstances. This process may result in actual results differing materially from those estimated amounts used in the preparation of the financial statements if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made. Significant estimates relied upon in preparing these financial statements include accrued expenses, stock‑based compensation expense, the valuation allowance on the Company's deferred tax assets, and the fair value of the Series A Investor Instrument (see Note 4).

Principles of Consolidation

The consolidated financial statements include the accounts of Rhythm Pharmaceuticals, Inc. and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Off‑Balance Sheet Risk and Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk, consist primarily of cash and cash equivalents and short‑term investments, which are maintained at two federally insured financial institutions. The deposits held at these two institutions are in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held. The Company has no off‑balance sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements.

Segment Information

Operating segments are defined as components of an entity about which separate discrete information is available for evaluation by the chief operating decision maker, or decision‑making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment operating exclusively in the United States.

2017 Series A Investor Instrument

The Company has classified its 2017 Series A Investor Instrument (See Note 4) as a liability as it is a free‑standing financial instrument. The 2017 Series A Investor Instrument was recorded at fair value upon the issuance of the Company’s series A preferred stock in January 2017, and subsequently remeasured to fair value at each reporting period. Changes in fair value of the financial instrument is recognized as a component of other income (expense), net in the statement of operations and comprehensive loss. The Company estimated the fair value of the 2017 Series A Investor Right/Obligation as the probability‑weighted present value of the expected benefit of the investment.

The Company used the Black‑Scholes option‑pricing model, which incorporates assumptions and estimates, to value the 2017 Series A Investor Call Option and assessed these assumptions and estimates on a quarterly basis as additional information impacting the assumptions was obtained. Estimates and assumptions impacting the fair value measurement include the fair value per share of the underlying series A preferred stock, the expected term of the Series A Investor Call Option, risk‑free interest rate, expected dividend yield and expected volatility of the price of the underlying preferred stock. The Company determined the fair value per share of the underlying preferred stock by taking into consideration the most recent sale of our convertible preferred stock and the investors' right to invest in a subsequent tranche. As the Company was a private company and lacked company‑specific historical and implied volatility information of its stock, it estimated its expected stock volatility based on the historical volatility of publicly traded peer companies for a term comparable to the estimated term of the Series A Investor Call Option. The risk‑free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the estimated term of the Series A Investor Call Option. A dividend yield of zero was assumed.  The fair value of the Series A Investor Instrument is determined to be the sum of the fair values of the 2017 Series A Investor Right/Obligation and the 2017 Investor Call Option.

Net Loss Per Share Attributable to Common Shareholders

Basic net loss per share attributable to common stockholders is calculated by dividing net loss attributable to common stockholders by the weighted average shares outstanding during the period, without consideration for Common Stock equivalents. Net loss attributable to common stockholders is calculated by adjusting the net loss of the Company for cumulative preferred stock dividends. During periods of income, the Company allocates participating securities a proportional share of income determined by dividing total weighted average participating securities by the sum of the total weighted average common shares and participating securities (the “two class method”). The Company's convertible preferred stock participates in any dividends declared by the Company and are therefore considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, the Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company. Diluted net loss per share attributable to common stockholders is calculated by adjusting weighted average shares outstanding for the dilutive effect of Common Stock equivalents outstanding for the period, determined using the treasury‑stock and if‑converted methods. For purposes of the diluted net loss per share attributable to common stockholders calculation, convertible preferred stock and stock options are considered to be Common Stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders, as their effect would be anti‑dilutive for all periods presented. Therefore, basic and diluted net loss per share were the same for all periods presented.

The following table includes the potential common shares, presented based on amounts outstanding at each period end, that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods indicated:

	Three Months Ended
	March 31,
	2018	2017
Stock options	2,427,629	1,037,131
Series A convertible preferred shares	—	6,594,870
Total	2,427,629	7,632,001

Basic and diluted earnings per share is calculated as follows:

	Three Months Ended
	March 31,
	2018	2017
Numerator:
Net loss	$(16,459)	$(6,360)
Cumulative dividends on convertible preferred shares	—	(1,166)
Loss attributable to common shares—basic and diluted	$(16,459)	$(7,526)
Denominator:
Weighted-average number of common shares—basic and diluted	27,284,140	10,196,292
Loss per common share—basic and diluted	$(0.60)	$(0.74)

Subsequent Events

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated as required.

Application of New or Revised Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In April 2012, the Jump‑Start Our Business Startups Act (the “JOBS Act”) was signed into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an “emerging growth company.” As an emerging growth company, the Company elected to not take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards, and as a result, will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non‑emerging growth companies.

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842). ASU 2016‑02 requires lessees to recognize lease assets and lease liabilities for those leases classified as operating leases under previous GAAP. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right‑of‑use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from previous GAAP. There continues to be a differentiation between finance leases and operating leases. ASU 2016‑02 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, and early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of ASU No. 2016‑02 on its financial position and results of operations.

In November 2016, the FASB issued ASU No. 2016‑18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”) that changes the presentation of restricted cash and cash equivalents on the statement of cash flows. Restricted cash and restricted cash equivalents will be included with cash and cash equivalents when reconciling the beginning‑of‑period and end‑of‑period total amounts shown on the statement of cash flows. This amendment is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The adoption of this ASU did not have a material impact on the Company’s statements of cash flows.

In May 2017, the FASB issued ASU 2017‑09, Compensation‑Stock Compensation (Topic 718): Scope of Modification Accounting, (“ASU 2017-09”). ASU 2017‑09 provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, to a change to the terms or conditions of a share‑based payment award. The amendments in ASU 2017‑09 should be applied prospectively to an award modified on or after the adoption date. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The adoption of this ASU did not have a material impact on the Company's financial position or results of operations.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Company's consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The Company has historically existed and functioned as part of the consolidated businesses of the Predecessor Company. As noted above, the Predecessor Company's setmelanotide and the MC4R agonist program were transferred to the Company as part of the Corporate Reorganization on March 21, 2013. These financial statements include the results of operations of setmelanotide and the MC4R agonist program from its inception. As part of the Corporate Reorganization, the Company also entered into a formal payroll services intercompany agreement with the Relamorelin Company. On November 16, 2016, the employees of the Relamorelin Company that were providing services to the Company, terminated their employment contracts with the Relamorelin Company and entered into new employment agreements with the Company. On December 15, 2016, the Relamorelin Company closed on its sale to a large pharmaceutical company.  During 2016 and 2015, costs have been allocated to the Company for the purposes of preparing the financial statements based on a specific identification basis or, when specific identification is not practicable, a proportional cost allocation method which allocates expenses based upon the percentage of employee time and research and development effort expended on the Company's business as compared to total employee time and research and development effort of the combined Motus and Rhythm. The proportional use basis adopted to allocate shared costs is in accordance with the guidance of SEC Staff Accounting Bulletin (“SAB”) Topic 1B, Allocation Of Expenses And Related Disclosure In Financial Statements Of Subsidiaries, Divisions Or Lesser Business Components Of Another Entity. Management has determined that the method of allocating costs to the Company is reasonable. Cost allocation was no longer required subsequent to the 2016 sale of the Relamorelin Company.

Management believes that the statements of operations include a reasonable allocation of costs and expenses incurred by the Relamorelin Company, which benefited the Company. However, such amounts may not be indicative of the actual level of costs and expenses that would have been incurred by the Company if it had operated as an independent company or of the costs and expenses expected to be incurred in the future. Management has not presented an estimate of what the expenses of the Company would have been on a standalone basis as it was not practicable to make a reasonable estimate. As such, the financial information herein may not necessarily reflect the financial position, results of operations and cash flows of the Company expected in the future or what it would have been had it been an independent company during the periods presented.

As described above, Relamorelin Company employee costs are allocated to the Company based on a proportional use method. For those employees who became employees of the Company on November 16, 2016, their full employment cost was $2,727 and $3,155 for the years ended December 31, 2016 and 2015, respectively.

On September 22, 2017, the Company's board of directors approved a 1-for-9.17 reverse stock split of the Company's issued and outstanding shares of common stock. All share and per share amounts in the financial statements have been retrospectively adjusted for all periods presented to give effect of the reverse stock split.

On October 5, 2017, the Company filed an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to increase its authorized number of shares of common stock to 120,000,000 shares of common stock, $0.001 par value per share and 10,000,000 shares of preferred stock, $0.001 par value per share.

On October 10, 2017 the Company completed its initial public offering (“IPO”) of 8,107,500 shares of common stock at an offering price of $17.00 per share, which included the exercise in full by the underwriters of their option to purchase up to 1,057,500 additional shares of common stock. The Company received gross proceeds of approximately $137,828 or net proceeds of $125,658 after deducting underwriting discounts, commissions and estimated offering expenses. In connection with the IPO, the Company’s outstanding shares of convertible preferred stock were automatically converted into 17,406,338 shares of common stock. After the IPO and as of December 31, 2017, our outstanding common shares were 27,284,140.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company bases its estimates on historical experience and other market‑specific or other relevant assumptions that it believes to be reasonable under the circumstances. This process may result in actual results differing materially from those estimated amounts used in the preparation of the financial statements if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made. Significant estimates relied upon in preparing these financial statements include the allocation of costs from the Relamorelin Company in accordance with SAB Topic 1B, accrued expenses, stock‑based compensation expense, the valuation allowance on the Company's deferred tax assets, and the fair value of the Series A Investor Instrument. See Note 4.

Principles of Consolidation

The consolidated financial statements include the accounts of Rhythm Pharmaceuticals, Inc. and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Off‑Balance Sheet Risk and Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk, consist primarily of cash and cash equivalents and short‑term investments, which are maintained at two federally insured financial institutions. The deposits held at these two institutions are in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held. The Company has no off‑balance sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements.

Segment Information

Operating segments are defined as components of an entity about which separate discrete information is available for evaluation by the chief operating decision maker, or decision‑making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment operating exclusively in the United States.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original or remaining maturity from the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents includes bank demand deposits, U.S. treasury bills and money market funds that invest primarily in U.S. government treasuries.

Short‑term Investments

Short‑term investments consist of investments with original maturities greater than 90 days, as of the date of purchase. The Company has classified its investments with maturities beyond one year as short term, based on their highly liquid nature and because such marketable securities represent the investment of cash that is available for current operations. The Company considers its investment portfolio available‑for‑sale. Accordingly, these investments are recorded at fair value, which is based on quoted market prices. Unrealized gains and losses are reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity (deficit). Realized gains and losses and declines in value judged to be other than temporary are included as a component of other income (expense), net based on the specific identification method. When determining whether a decline in value is other than temporary, the Company considers various factors, including whether the Company has the intent to sell the security, and whether it is more likely than not that the Company will be required to sell the security prior to recovery of its amortized cost basis. Fair value is determined based on quoted market prices.

Restricted Cash

Restricted cash consists of a security deposit in the form of a letter of credit placed in a separate restricted bank account as required under the terms of the Company’s new lease arrangement for its corporate office in Boston, Massachusetts.

Deferred Issuance Costs

Deferred issuance costs, which consist of direct incremental legal and accounting fees relating to the IPO, were capitalized and included in non-current assets. The deferred issuance costs were to be offset against IPO proceeds upon the consummation of the offering. In the event the offering was terminated, deferred issuance costs would be expensed.

The Company had capitalized $1,825 of deferred issuance costs related to a prior registration statement confidentially submitted to the Securities and Exchange Commission in 2015 and 2016. In the fourth quarter of 2016, the Company wrote off these deferred issuance costs to general and administrative expenses because the offering was postponed significantly in excess of 90 days. As a result, the costs were not deemed realizable as the Company incurred similar costs in connection with its IPO in October 2017. The Company incurred $9 of deferred issuance costs as of December 31, 2016, which is included in non‑current assets.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist primarily of costs incurred in advance of services being received, including services related to clinical trial programs.

	December 31,
	2017	2016
Prepaid research and development costs	$1,533	$422
Other current assets	1,056	216
Prepaid expenses and other current assets	$2,589	$638

Property, Plant and Equipment

Property, Plant and Equipment consists of the following:

	Useful	December 31,
	Life	2017	2016
Leasehold improvements	*	$891	$891
Office equipment	5 years	70	70
Computers and software	3 years	19	19
Furniture and fixtures	5 years	227	94
		1,207	1,074
Less accumulated depreciation and amortization		(367)	(144)
Property, Plant and Equipment, net		$840	$930

*Shorter of asset life or lease term.

2017 Series A Investor Instrument, 2015 Series A Investor Right/Obligation and 2015 Series A Investor Call Option

The Company classified its 2017 Series A Investor Instrument, 2015 Series A Investor Right/Obligation and its 2015 Series A Investor Call Option (See Notes 4 and 5) as a liability as it is a free‑standing financial instrument. The 2017 Series A Investor Instrument, the 2015 Series A Investor Right/Obligation and the 2015 Series A Investor Call Option were recorded at fair value upon the issuance of the Company’s series A preferred stock in January 2017 and August 2015, respectively, and subsequently remeasured to fair value at each reporting period. Changes in fair value of these financial instruments are recognized as a component of other income (expense), net in the statement of operations and comprehensive loss.

The fair value of the 2017 Series A Investor Instrument is determined to be the sum of the fair values of the 2017 Series A Investor Right/Obligation and the 2017 Investor Call Option. The Company estimated the fair value of the 2017 and 2015 Series A Investor Right/Obligations as the probability‑weighted present value of the expected benefit of the investment.

The Company used the Black‑Scholes option‑pricing model, which incorporates assumptions and estimates, to value the 2017 and 2015 Series A Investor Call Options and assessed these assumptions and estimates on a quarterly basis as additional information impacting the assumptions was obtained. Estimates and assumptions impacting the fair value measurement include the fair value per share of the underlying series A preferred stock, the expected term of the Series A Investor Call Options, risk‑free interest rate, expected dividend yield and expected volatility of the price of the underlying preferred stock. The Company determined the fair value per share of the underlying preferred stock by taking into consideration the most recent sale of its convertible preferred stock and the investors' right to invest in a subsequent tranche. As the Company was a private company and lacked company‑specific historical and implied volatility information of its stock, it estimated its expected stock volatility based on the historical volatility of publicly traded peer companies for a term comparable to the estimated term of the Series A Investor Call Options. The risk‑free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the estimated term of the Series A Investor Call Options. A dividend yield of zero was assumed.

Government Grants

The Company obtained an Orphan Products Development grant entitled “Phase 2 study of the melanocortin 4 receptor agonist RM‑493 for the treatment of Prader‑Willi syndrome” in 36 patients. The grant was awarded by the Public Health Service (“PHS”) Food and Drug Administration. The PHS grant is for a total of $999 and is effective July 2015 through June 2018 for reimbursement of expenses relating to the Phase 2 Prader‑Willi Study.

The Company recognizes government grants upon the determination that it will comply with the conditions attached to the grant arrangement and the grant will be received. Government grants are recognized in the statements of operations on a systematic basis over the periods in which the Company recognizes the related costs for which the government grant is intended to compensate. Government grants for research and development efforts are deducted in reporting the related expense in the statement of operations. Government grant income received during the year ended December 31, 2017, 2016 and 2015 of zero,  $642 and $147, respectively, and is included as a deduction to research and development expense in the consolidated statements of operations.

Research and Development Expenses

Costs incurred in the research and development of the Company’s products are expensed to operations as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries and benefits, facilities costs, overhead costs, contract services and other outside costs, both directly incurred and allocated from the Relamorelin Company. The value of goods and services received from contract research organizations or contract manufacturing organizations in the reporting period are estimated based on the level of services performed and progress in the period for which the Company has not yet received an invoice from the supplier.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses, and expensed as the related goods are delivered or the services are performed.

Income Taxes

The Company is taxed as a C corporation for federal income tax purposes. Income taxes for the Company are recorded in accordance with FASB ASC Topic 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. Income taxes have been calculated on a separate tax return basis. Certain of the Company’s activities and costs have been included in the tax returns filed by the Relamorelin Company and the LLC entity. Prior to the Corporate Reorganization, the Company’s operations were included in the tax returns filed by the Predecessor Company. The Company has filed tax returns on its own behalf since the Corporate Reorganization.

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determined deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.  The Company recognized deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize our deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. As of December 31, 2017, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheet.

Net Loss Per Share Attributable to Common Shareholders

Basic net loss per share attributable to common stockholders is calculated by dividing net loss attributable to common stockholders by the weighted average shares outstanding during the period, without consideration for Common Stock equivalents. Net loss attributable to common stockholders is calculated by adjusting the net loss of the Company for cumulative preferred stock dividends. During periods of income, the Company allocates participating securities a proportional share of income determined by dividing total weighted average participating securities by the sum of the total weighted average common shares and participating securities (the “two class method”). The Company's convertible preferred stock participates in any dividends declared by the Company and are therefore considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, the Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company. Diluted net loss per share attributable to common stockholders is calculated by adjusting weighted average shares outstanding for the dilutive effect of Common Stock equivalents outstanding for the period, determined using the treasury‑stock and if‑converted methods. For purposes of the diluted net loss per share attributable to common stockholders calculation, convertible preferred stock and stock options are considered to be Common Stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders, as their effect would be anti‑dilutive for all periods presented. Therefore, basic and diluted net loss per share were the same for all periods presented.

Basic and diluted earnings per share is calculated as follows:

	Year Ended
	December 31,
	2017	2016	2015
Numerator:
Net loss	$(33,709)	$(25,872)	$(11,073)
Cumulative dividends on convertible preferred shares	(3,873)	(3,202)	(927)
Loss attributable to common shares—basic and diluted	$(37,582)	$(29,074)	$(12,000)
Denominator:
Weighted-average number of common shares—basic and diluted	13,267,960	10,196,292	10,196,292
Loss per common share—basic and diluted	$(2.83)	$(2.85)	$(1.18)

Patent Costs

Costs to secure and defend patents are expensed as incurred and are classified as general and administrative expenses. Patent costs were $180,  $231 and $280 for the years ended December 31, 2017, 2016 and 2015, respectively.

Subsequent Events

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated as required.

Application of New or Revised Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In April 2012, the Jump‑Start Our Business Startups Act (the “JOBS Act”) was signed into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an “emerging growth company.” As an emerging growth company, the Company elected to not take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards, and as a result, will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non‑emerging growth companies.

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842). ASU 2016‑02 requires lessees to recognize lease assets and lease liabilities for those leases classified as operating leases under previous GAAP. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right‑of‑use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from previous GAAP. There continues to be a differentiation between finance leases and operating leases. ASU 2016‑02 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, and early adoption is permitted. The Company is currently in the process of evaluating the impact of adoption of ASU No. 2016‑02 on its financial position and results of operations.

In March 2016, the FASB issued ASU 2016‑09, Improvements to Employee Share‑Based Payment Accounting (Topic 718) that changes the accounting for certain aspects of share‑based payments to employees. The guidance requires the recognition of the income tax effects of awards in the income statement when the awards vest or are settled, thus eliminating additional paid in capital pools. The guidance also allows for the employer to repurchase more of an employee's shares for tax withholding purposes without triggering liability accounting. In addition, the guidance allows for a policy election to account for forfeitures as they occur rather than on an estimated basis. The guidance is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods with early adoption permitted. Accordingly, the standard is effective for the Company on January 1, 2018. The Company adopted the standard as of January 1, 2017. The adoption did not have a material impact on the Company's financial position, results of operations or cash flows.

In November 2016, the FASB issued ASU No. 2016‑18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016‑18”) that changes the presentation of restricted cash and cash equivalents on the statement of cash flows. Restricted cash and restricted cash equivalents will be included with cash and cash equivalents when reconciling the beginning‑of‑period and end‑of‑period total amounts shown on the statement of cash flows. This amendment is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The adoption of this ASU is not expected to have a material impact on the Company’s statements of cash flows.

In May 2017, the FASB issued ASU 2017‑09, Compensation‑Stock Compensation (Topic 718): Scope of Modification Accounting, (“ASU 2017‑09”). ASU 2017‑09 provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, to a change to the terms or conditions of a share‑based payment award. The amendments in ASU 2017‑09 should be applied prospectively to an award modified on or after the adoption date. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The adoption of this ASU is not expected to have a material impact on the Company's financial position or results of operations.

In July 2017, the FASB issued ASU 2017‑11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception, ('ASU 2017‑11'). Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity‑linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable noncontrolling interests. The amendments in Part II of this update do not have an accounting effect. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company is currently assessing the potential impact of adopting ASU 2017‑11 on its financial statements and related disclosures.